Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company’s Chief Executive Officer is the chief operating decision maker, who reviews the Company’s financial information presented on a consolidated basis for purposes of allocating resources and evaluating the Company’s financial performance. The chief operating decision maker uses consolidated net income to view operating trends, perform analytical comparisons and benchmark performance between periods to monitor budget-to-actual variances on a quarterly basis when making decisions about the allocation of operating resources to the Company as a whole. Accordingly, the Company has determined that it operates in a single reporting segment. Refer to Note 3, “Revenue Recognition” to these consolidated financial statements for revenue by geographic area. Further, long-lived assets outside of the United States are not significant.
Significant expenses are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Revenues	$156,849	$144,841
Cost of Revenues(1)	39,425	37,414
Gross Profit	117,424	107,427
Significant operating expenses:
Personnel costs	112,030	107,560
Professional services(2)	18,599	11,430
Rent and facilities	4,706	4,451
Software expense	13,359	12,489
Advertising expense	3,997	4,465
Impairment of intangible asset and capitalized development	—	15,213
Other segment items(3)	12,857	13,542
Loss from operations	(48,124)	(61,723)
Interest and other income, net	4,495	6,281
Income tax provision	(743)	(332)
Net loss attributable to common stockholders	$(44,372)	$(55,774)
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(1)Includes depreciation and amortization expense of $2.4 million and $2.1 million for the years ended December 31, 2025 and 2024, respectively.
(2)Includes expenses related to the stockholder litigation of $9.2 million and $0.8 million for the years ended December 31, 2025 and 2024, respectively.
(3)Other segment items include various non-significant expenses including travel, insurance, and office expenses. Other segment items also include depreciation and amortization expense of $1.3 million and $1.8 million for the